RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
NOTE 8 – RELATED PARTY TRANSACTIONS

Accounts Payable – Related Party

At June 30, 2011 and December 31, 2010, the Company owed $12,174 and $65,183, respectively, to certain members of its Board of Directors (“Directors”) for director fees and consulting fees.

Employee and related party receivables

At December 31, 2010, the Company had outstanding employee receivables of $1,084 related to the Company’s payment of employee payroll taxes on behalf of certain non-officer employees. At December 31, 2010, the Company had outstanding related party receivables of $5,258, due from Yellowhead Mining, Inc. (“Yellowhead”). A former director of the Company serves as Yellowhead’s Chief Operating Officer. Yellowhead shared office space with the Company’s Canadian subsidiary, and the receivables are reimbursement of shared office expenses paid by the Company. The Company had no outstanding employee or related party receivables at June 30, 2011.

Compensation of directors

Director fees totaled $6,174 and $1,500 for the three months ended June 30, 2011 and June 30, 2010, respectively, and $12,174 and $3,000 for the six months ended June 30, 2011 and 2010, respectively. Consulting fees paid to directors totaled $60,000 and $0 for the three months ended June 30, 2011 and June 30, 2010, respectively, and $100,000 and $3,000 for the six months ended June 30, 2011 and 2010, respectively. Director fees and consulting fees paid to directors are included in general and administrative expense on the consolidated statements of operations.

NOTE 9 – RELATED PARTY TRANSACTIONS

 Accounts Payable – Related Party

At December 31, 2010, December 31, 2009 and November 30, 2009, the Company owed $65,183, $7,500 and $7,000, respectively, to certain members of its Board of Directors (“Directors”) for director fees and consulting fees and its former CEO for services rendered to the Company as its sole officer and Director through October 2010. During 2010, $7,500 of the payable to the Company’s former CEO was paid on behalf of the Company by a major shareholder and treated as a contribution of capital to the Company. See Note 12.

Advances from shareholder

At December 31, 2010, December 31, 2009 and November 30, 2009, the Company had been advanced $0, $82,405 and $82,405, respectively, by a major shareholder to pay operating expenses. These advances were non-interest bearing. During 2010, these amounts were forgiven by the major shareholder and treated as a contribution of capital to the Company. See Note 12.

At December 31, 2010, December 31, 2009 and November 30, 2009, the Company had outstanding employee receivables of $1,084, $0 and $0, respectively, related to the Company’s payment of employee payroll taxes on behalf of certain non-officer employees.

Related party receivable

At December 31, 2010, December 31, 2009 and November 30, 2009, the Company had outstanding related party receivables of $5,258, $0 and $0, respectively. The related party receivable is due from Yellowhead Mining, Inc. (“Yellowhead”). A former Director of the Company serves as Yellowhead’s Chief Operating Officer. Yellowhead shared office space with the Company, and the receivables are reimbursement of shared office expenses paid by the Company.

Compensation of officers and directors and consulting fees

From October 2008 to October 2010, director fees of $500 per month were earned by the Company’s former CEO for services performed as an officer and Director. During June 2010, the Company expanded the size of its Board of Directors and elected four additional Directors. Each of the four new Directors received fees for services rendered, either in the form of director fees or consulting fees, dependent upon the services being performed.

Director fees totaled $19,000 and $6,000 for the years ended December 31, 2010 and November 30, 2009, respectively, and $500 for the one month ended December 31, 2009. Consulting fees earned by Directors totaled $229,788 for the year ended December 31, 2010. No consulting fees were payable to Directors prior to June 2010. Consulting fees and director fees payable to Directors are included in general and administrative expense on the consolidated statements of operation.